UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01530

Name of Registrant:	Vanguard Explorer Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  October 31

Date of reporting period: November 1, 2018—April 30, 2019

Item 1: Reports to Shareholders

Semiannual Report | April 30, 2019 Vanguard ExplorerTM Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangements	19

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•             Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•             Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Explorer Fund	10/31/2018	4/30/2019	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,107.24	$2.40
Admiral™ Shares	1,000.00	1,107.93	1.78
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.51	$2.31
Admiral Shares	1,000.00	1,023.11	1.71

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.46% for Investor Shares and 0.34% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Explorer Fund

Sector Diversification

As of April 30, 2019

Communication Services	3.5%
Consumer Discretionary	15.1
Consumer Staples	2.6
Energy	1.7
Financials	7.5
Health Care	17.9
Industrials	19.4
Information Technology	24.6
Materials	3.6
Real Estate	3.5
Utilities	0.6

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Explorer Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of April 30, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Communication Services
*	Live Nation Entertainment Inc.	1,645,589	107,523	0.6%
	Cinemark Holdings Inc.	2,240,394	94,209	0.6%
	Communication Services—Other †		340,036	2.1%
			541,768	3.3%
Consumer Discretionary
*	Burlington Stores Inc.	684,034	115,540	0.7%
*	Skechers U.S.A. Inc. Class A	3,625,436	114,781	0.7%
*	MercadoLibre Inc.	223,189	108,055	0.7%
	Carter’s Inc.	921,380	97,583	0.6%
*	Under Armour Inc. Class C	4,081,667	84,572	0.5%
*	Grand Canyon Education Inc.	677,052	78,464	0.5%
*	Etsy Inc.	1,126,433	76,079	0.5%
*,^	Carvana Co. Class A	1,010,000	72,276	0.4%
*	GrubHub Inc.	1,069,553	71,435	0.4%
	Consumer Discretionary—Other †		1,545,624	9.4%
			2,364,409	14.4%
Consumer Staples
*	Performance Food Group Co.	1,760,187	72,080	0.4%
	Consumer Staples—Other †		320,261	2.0%
			392,341	2.4%

Energy †			256,613	1.6%

Financials
*	SVB Financial Group	404,509	101,823	0.6%
	Assured Guaranty Ltd.	1,682,439	80,252	0.5%
	Voya Financial Inc.	1,368,071	75,093	0.5%
*	MGIC Investment Corp.	4,808,540	70,397	0.4%
	Assurant Inc.	727,237	69,088	0.4%
	Financials—Other †		716,876	4.4%
			1,113,529	6.8%

Explorer Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Health Care
*	ICON plc	1,219,109	166,506	1.0%
*	Medidata Solutions Inc.	1,534,903	138,663	0.9%
*	Insulet Corp.	1,355,608	116,921	0.7%
*	Mettler-Toledo International Inc.	118,065	87,989	0.5%
	Hill-Rom Holdings Inc.	697,652	70,756	0.4%
*,1	Endologix Inc.	1,055,952	6,779	0.1%
	Health Care—Other †		2,204,119	13.4%
			2,791,733	17.0%
Industrials
*	TriNet Group Inc.	2,111,372	131,623	0.8%
*	Kirby Corp.	1,460,819	119,378	0.7%
*	Sensata Technologies Holding plc	2,042,981	102,026	0.6%
	John Bean Technologies Corp.	902,928	99,132	0.6%
*	Copart Inc.	1,448,000	97,479	0.6%
	Woodward Inc.	843,227	91,827	0.6%
*	AerCap Holdings NV	1,690,556	83,919	0.5%
*	Trex Co. Inc.	1,117,670	77,421	0.5%
	HEICO Corp. Class A	844,543	75,528	0.5%
	Fortune Brands Home & Security Inc.	1,340,700	70,762	0.4%
*	Chart Industries Inc.	787,871	69,545	0.4%
	AGCO Corp.	960,474	67,982	0.4%
	IDEX Corp.	430,849	67,497	0.4%
	Industrials—Other †		1,880,081	11.5%
			3,034,200	18.5%
Information Technology
*	Cadence Design Systems Inc.	2,003,188	138,981	0.8%
*	Fortinet Inc.	1,412,933	131,996	0.8%
*,1	Cardtronics plc Class A	3,020,697	108,020	0.7%
*	Five9 Inc.	2,025,528	107,495	0.7%
*	New Relic Inc.	1,016,072	106,931	0.7%
*	2U Inc.	1,713,619	103,674	0.6%
*	Cornerstone OnDemand Inc.	1,802,184	98,489	0.6%
*	GoDaddy Inc. Class A	1,198,892	97,710	0.6%
*	First Solar Inc.	1,540,510	94,788	0.6%
	Teradyne Inc.	1,539,206	75,421	0.5%
*	HubSpot Inc.	389,898	71,932	0.4%
*	Wix.com Ltd.	525,000	70,434	0.4%
*	Tableau Software Inc. Class A	573,872	69,903	0.4%
	CDW Corp.	654,314	69,096	0.4%
	Information Technology—Other †		2,515,849	15.3%
			3,860,719	23.5%
Materials
	Carpenter Technology Corp.	1,357,409	67,423	0.4%
	Materials—Other †		491,714	3.0%
			559,137	3.4%

Other
^,2	Vanguard Small-Cap ETF	1,585,997	251,032	1.5%

Explorer Fund

Market	Percentage
Value•	of Net
Shares	($000)	Assets
Real Estate
*	SBA Communications Corp. Class A	452,316	92,150	0.6%
Real Estate—Other †	411,159	2.5%
503,309	3.1%

Utilities †	78,473	0.5%
Total Common Stocks (Cost $11,978,045)	15,747,263	96.0%[3]

Coupon
Temporary Cash Investments
Money Market Fund
4,5	Vanguard Market Liquidity Fund	2.545%	8,436,764	843,761	5.2%

Face
Maturity	Amount
Date	($000)
Repurchase Agreement
Deutsche Bank Securities, Inc. (Dated 4/30/19, Repurchase Value $56,004,000 collateralized by U.S. Treasury Note/Bond,2.000%, 2/15/25, with a value of $57,120,000)	2.720%	5/1/19	56,000	56,000	0.3%
6U.S. Government and Agency Obligations†	16,000	15,989	0.1%
Total Temporary Cash Investments (Cost $915,674)	915,750	5.6%[3]
Total Investments (Cost $12,893,719)	16,663,013	101.6%
Other Assets and Liabilities
Other Assets[5,6]	36,906	0.2%
Liabilities[5]	(300,706)	(1.8%)
(263,800)	(1.6%)
Net Assets	16,399,213	100.0%

Explorer Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	15,453,421
Affiliated Issuers	1,209,592
Total Investments in Securities	16,663,013
Investment in Vanguard	781
Receivables for Investment Securities Sold	14,109
Receivables for Accrued Income	3,528
Receivables for Capital Shares Issued	14,844
Other Assets[5,6]	3,644
Total Assets	16,699,919
Liabilities
Payables for Investment Securities Purchased	16,818
Collateral for Securities on Loan	247,991
Payables to Investment Advisor	7,809
Payables for Capital Shares Redeemed	10,734
Payables to Vanguard	15,560
Variation Margin Payable—Futures Contracts	1,794
Total Liabilities	300,706
Net Assets	16,399,213

At April 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	12,241,808
Total Distributable Earnings (Loss)	4,157,405
Net Assets	16,399,213

Investor Shares—Net Assets
Applicable to 35,901,349 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,668,748
Net Asset Value Per Share—Investor Shares	$102.19

Explorer Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 133,879,210 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,730,465
Net Asset Value Per Share—Admiral Shares	$95.09

•    See Note A in Notes to Financial Statements.

*     Non-income-producing security.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $238,939,000.

†   Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1   Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.

2   Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

3   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 98.2% and 3.4%, respectively, of net assets.

4   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

5   Includes $247,991,000 of collateral received for securities on loan, of which $244,909,000 is held in Vanguard Market Liquidity Fund and $3,082,000 is held in cash.

6   Securities with a value of $15,989,000 and cash of $344,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini Russell 2000 Index	June 2019	4,486		357,579	12,184

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund

Statement of Operations

Six Months Ended April 30, 2019
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	44,297
Dividends—Affiliated Issuers	1,190
Interest—Unaffiliated Issuers	1,068
Interest—Affiliated Issuers	5,744
Securities Lending—Net	1,512
Total Income	53,811
Expenses
Investment Advisory Fees—Note B
Basic Fee	12,991
Performance Adjustment	2,804
The Vanguard Group—Note C
Management and Administrative—Investor Shares	3,998
Management and Administrative—Admiral Shares	7,198
Marketing and Distribution—Investor Shares	180
Marketing and Distribution—Admiral Shares	302
Custodian Fees	84
Shareholders’ Reports—Investor Shares	26
Shareholders’ Reports—Admiral Shares	42
Trustees’ Fees and Expenses	8
Total Expenses	27,633
Net Investment Income	26,178
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	364,997
Investment Securities Sold—Affiliated Issuers	37,056
Futures Contracts	(64,037)
Realized Net Gain (Loss)	338,016
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	1,168,709
Investment Securities—Affiliated Issuers	(21,105)
Futures Contracts	57,043
Foreign Currencies	(4)
Change in Unrealized Appreciation (Depreciation)	1,204,643
Net Increase (Decrease) in Net Assets Resulting from Operations	1,568,837

1 Dividends are net of foreign withholding taxes of $231,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	26,178	58,768
Realized Net Gain (Loss)	338,016	1,437,080
Change in Unrealized Appreciation (Depreciation)	1,204,643	14,110
Net Increase (Decrease) in Net Assets Resulting from Operations	1,568,837	1,509,958
Distributions
Net Investment Income
Investor Shares	(9,514)	(15,839)
Admiral Shares	(47,887)	(44,212)
Realized Capital Gain[1]
Investor Shares	(295,293)	(363,510)
Admiral Shares	(1,006,168)	(1,024,156)
Total Distributions	(1,358,862)	(1,447,717)
Capital Share Transactions
Investor Shares	196,544	(139,760)
Admiral Shares	956,356	2,079,666
Net Increase (Decrease) from Capital Share Transactions	1,152,900	1,939,906
Total Increase (Decrease)	1,362,875	2,002,147
Net Assets
Beginning of Period	15,036,338	13,034,191
End of Period	16,399,213	15,036,338

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $291,308,000 and $300,088,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$102.25	$102.10	$83.91	$90.55	$105.28	$107.96
Investment Operations
Net Investment Income	.124 [1]	.325 [1]	.421 [1]	.393	.281	.120
Net Realized and Unrealized Gain (Loss) on Investments	8.973	11.192	21.657	1.581	(.900)	8.062
Total from Investment Operations	9.097	11.517	22.078	1.974	(.619)	8.182
Distributions
Dividends from Net Investment Income	(.286)	(.475)	(.318)	(.270)	(.152)	(.040)
Distributions from Realized Capital Gains	(8.871)	(10.892)	(3.570)	(8.344)	(13.959)	(10.822)
Total Distributions	(9.157)	(11.367)	(3.888)	(8.614)	(14.111)	(10.862)
Net Asset Value, End of Period	$102.19	$102.25	$102.10	$83.91	$90.55	$105.28

Total Return[2]	10.72%	12.12%	27.10%	2.47%	-0.62%	8.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,669	$3,420	$3,520	$3,324	$3,863	$4,623
Ratio of Total Expenses to Average Net Assets[3]	0.46%	0.44%	0.43%	0.45%	0.48%	0.51%
Ratio of Net Investment Income to Average Net Assets	0.30%	0.31%	0.45%	0.46%	0.27%	0.12%
Portfolio Turnover Rate	39%	50%	76%	66%	62%	66%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1      Calculated based on average shares outstanding.

2      Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3      Includes performance-based investment advisory fee increases (decreases) of 0.04%, 0.02%, (0.01%), (0.02%), (0.02%), and 0.00%.

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$95.24	$94.99	$78.07	$84.28	$98.03	$100.54
Investment Operations
Net Investment Income	.167 [1]	.418 [1]	.495 [1]	.473	.402	.302
Net Realized and Unrealized Gain (Loss) on Investments	8.340	10.405	20.145	1.455	(.853)	7.466
Total from Investment Operations	8.507	10.823	20.640	1.928	(.451)	7.768
Distributions
Dividends from Net Investment Income	(.393)	(.438)	(.403)	(.383)	(.324)	(.216)
Distributions from Realized Capital Gains	(8.264)	(10.135)	(3.317)	(7.755)	(12.975)	(10.062)
Total Distributions	(8.657)	(10.573)	(3.720)	(8.138)	(13.299)	(10.278)
Net Asset Value, End of Period	$95.09	$95.24	$94.99	$78.07	$84.28	$98.03

Total Return[2]	10.79%	12.24%	27.25%	2.60%	-0.48%	8.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,730	$11,616	$9,514	$7,496	$7,577	$7,670
Ratio of Total Expenses to Average Net Assets[3]	0.34%	0.32%	0.31%	0.33%	0.34%	0.35%
Ratio of Net Investment Income to Average Net Assets	0.42%	0.43%	0.57%	0.58%	0.41%	0.28%
Portfolio Turnover Rate	39%	50%	76%	66%	62%	66%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1       Calculated based on average shares outstanding.

2       Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3       Includes performance-based investment advisory fee increases (decreases) of 0.04%, 0.02%, (0.01%), (0.02%), (0.02%), and 0.00%.

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund

Notes to Financial Statements

Vanguard Explorer Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market-or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin

Explorer Fund

requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2019, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and for the period ended April 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings.

Explorer Fund

While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2019, or at any time during the period then ended.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  The investment advisory firms Wellington Management Company LLP, ClearBridge Investments, LLC, Stephens Investment Management Group, LLC, and ArrowMark Colorado Holdings, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Wellington Management Company LLP is subject to quarterly adjustments based on performance relative to the Russell 2500 Growth Index for the preceding three years. The basic fee of ClearBridge Investments, LLC, is subject to quarterly adjustments based on performance relative to the Russell 2500 Growth Index since April 30, 2017. The basic fee of Stephens Investment Management Group, LLC, is subject to quarterly adjustments based on performance relative to the Russell 2500 Growth Index for the preceding five years. The basic fee of ArrowMark Colorado Holdings, LLC, is subject to quarterly adjustments based on performance relative to the Russell 2500 Growth Index since July 31, 2014.

Explorer Fund

Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $620,000 for the six months ended April 30, 2019.

For the six months ended April 30, 2019, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.17% of the fund’s average net assets, before an increase of $2,804,000 (0.04%) based on performance.

C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2019, the fund had contributed to Vanguard capital in the amount of $781,000, representing 0.00% of the fund’s net assets and 0.31% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of April 30, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	15,711,623	35,640	—
Temporary Cash Investments	843,761	71,989	—
Futures Contracts—Liabilities[1]	(1,794)	—	—
Total	16,553,590	107,629	—

1 Represents variation margin on the last day of the reporting period.

Explorer Fund

E.  As of April 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	12,893,719
Gross Unrealized Appreciation	4,625,277
Gross Unrealized Depreciation	(843,799)
Net Unrealized Appreciation (Depreciation)	3,781,478

F.  During the six months ended April 30, 2019, the fund purchased $2,883,299,000 of investment securities and sold $3,143,376,000 of investment securities, other than temporary cash investments.

G.  Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	304,531	3,230	679,093	6,415
Issued in Lieu of Cash Distributions	297,042	3,500	372,091	3,912
Redeemed	(405,029)	(4,278)	(1,190,944)	(11,352)
Net Increase (Decrease)—Investor Shares	196,544	2,452	(139,760)	(1,025)
Admiral Shares
Issued	1,206,834	13,536	2,622,158	26,577
Issued in Lieu of Cash Distributions	976,574	12,373	995,253	11,246
Redeemed	(1,227,052)	(13,997)	(1,537,745)	(16,017)
Net Increase (Decrease)—Admiral Shares	956,356	11,912	2,079,666	21,806

Explorer Fund

H.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Oct. 31, 2018 Market Value	Purchases at Cost	Proceeds from Securities Sold	Realized Net Gain (Loss )	Change in Unrealized App. (Dep. )	Income	Capital Gain Distributions Received	April 30, 2019 Market Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Cardtronics plc Class A	79,452	2,971	—	—	25,597	—	—	108,020
Endologix Inc.	—	25,347	—	—	(18,568)	—	—	6,779
Vanguard Market Liquidity Fund	726,044	NA1	NA1	7	40	5,744	—	843,761
Vanguard Small-Cap ETF	228,153	301,179	285,941	(9,490)	17,131	1,190	—	251,032
Vanguard Small-Cap Growth ETF	63,818	—	65,052	46,539	(45,305)	—	—	—
Total	1,097,467			37,056	(21,105)	6,934	—	1,209,592

1 Not applicable—purchases and sales are for temporary cash investment purposes.

I.  Management has determined that no events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Explorer Fund has renewed the fund’s investment advisory arrangements with ArrowMark Colorado Holdings, LLC (ArrowMark Partners); ClearBridge Investments, LLC (ClearBridge); Stephens Investment Management Group, LLC (SIMG); Wellington Management Company LLP (Wellington Management); and The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:

ArrowMark Partners. Founded in 2007, ArrowMark Partners offers a wide range of strategies, including equities, fixed income, and structured products, to institutional, high-net-worth, and retail investors. Using in-depth, fundamental research, the investment team seeks to identify companies that it believes can control their own economic destiny. These are companies with strong competitive advantages, high barriers to entry, large potential markets for their products, and high-quality businesses focused on future growth. In evaluating companies and constructing the portfolio, ArrowMark Partners places significant emphasis on understanding risk in the belief that avoiding large mistakes is the key to success in small-cap investing. ArrowMark Partners has managed a portion of the fund since 2014.

ClearBridge. ClearBridge, headquartered in New York, New York, is a global investment management firm rebranded in 2005, with a legacy dating back to 1962. The ClearBridge small-/ mid-cap growth team is made up of seven members, with four portfolio managers and three analysts who collaborate closely across four strategies. The advisor seeks to invest in quality growth companies that have large, exploitable opportunities. There is a focus on companies that are category leaders (or have the ability to become market leaders), generate substantial free cash flow, and display capital allocation discipline aimed at fueling long-term sustainable growth. The research process is disciplined and collaborative, with each team member executing on a shared investment philosophy and process. ClearBridge has managed a portion of the fund since 2017.

SIMG. Founded in 2005, SIMG is a subsidiary of Stephens Investments Holdings LLC, a privately held and family-owned company. SIMG specializes in equity investment management focused on small- and mid-cap growth companies. The team employs a disciplined, bottom-up investment selection process that combines rigorous fundamental analysis with quantitative screening, seeking to identify companies that will exhibit potential for superior earnings growth. There are two different types of stocks in which the team invests: core growth and earnings catalyst. The characteristic SIMG seeks for core growth stocks is consistent and predictable earnings growth that is generated by unique, defensible business models. For earnings catalyst stocks, SIMG looks for inflection points such as large earnings surprises or positive revisions to earnings estimates or guidance. The team generally requires all stocks to be profitable or on the cusp of profitability and exhibiting at least 12% earnings growth. SIMG has managed a portion of the fund since 2013.

Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. Using a bottom-up, fundamentally driven approach, Wellington Management invests opportunistically in a diversified portfolio of high-quality stocks. The advisor attempts to identify companies with key success factors such as top market share, substantial insider ownership, and fully funded business plans. The investment team has the support of Wellington Management’s global industry analysts in conducting its research-intensive approach. Wellington Management has advised the fund since its inception in 1967.

Vanguard. Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the fund since 1997.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expense rate was also well below the peer-group average.

The board did not consider the profitability of ArrowMark Partners, ClearBridge, SIMG, or Wellington Management in determining whether to approve the advisory fees because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for ArrowMark Partners, ClearBridge, SIMG, and Wellington Management. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board also concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets managed by Vanguard increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q242 062019

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Vanguard® Explorer Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
Common Stocks (96.0%)[1]
Communication Services (3.3%)
*	Live Nation Entertainment Inc.	1,645,589	107,523
	Cinemark Holdings Inc.	2,240,394	94,209
^	New York Times Co. Class A	1,975,052	65,473
*	Yelp Inc. Class A	1,033,000	41,382
*	Bandwidth Inc. Class A	433,700	32,710
^	Match Group Inc.	440,047	26,579
^	Lions Gate Entertainment Corp. Class A	1,545,000	22,541
*	Take-Two Interactive Software Inc.	230,601	22,329
*	ANGI Homeservices Inc. Class A	1,250,411	21,732
	National CineMedia Inc.	2,652,303	18,513
*	Glu Mobile Inc.	1,479,213	16,183
	World Wrestling Entertainment Inc. Class A	178,330	14,953
*	Electronic Arts Inc.	145,752	13,795
*	Boingo Wireless Inc.	545,371	12,402
*	TripAdvisor Inc.	196,828	10,477
*	TrueCar Inc.	1,502,546	9,676
*	TechTarget Inc.	196,482	3,279
	Shenandoah Telecommunications Co.	72,141	2,982
*	Care.com Inc.	113,460	1,900
*	Liberty TripAdvisor Holdings Inc. Class A	124,569	1,836
*	MSG Networks Inc.	56,187	1,294
			541,768
Consumer Discretionary (14.4%)
*	Burlington Stores Inc.	684,034	115,540
*	Skechers U.S.A. Inc. Class A	3,625,436	114,781
*	MercadoLibre Inc.	223,189	108,055
	Carter’s Inc.	921,380	97,583
*	Under Armour Inc. Class C	4,081,667	84,572
*	Grand Canyon Education Inc.	677,052	78,464
*	Etsy Inc.	1,126,433	76,079
^,*	Carvana Co. Class A	1,010,000	72,276
*	GrubHub Inc.	1,069,553	71,435
	Acushnet Holdings Corp.	2,498,068	62,976
	Children’s Place Inc.	537,271	60,615
	Hyatt Hotels Corp. Class A	772,700	59,289
	La-Z-Boy Inc.	1,784,066	58,517
^	Cheesecake Factory Inc.	1,161,143	57,616
	Monro Inc.	680,000	57,004
*	Deckers Outdoor Corp.	328,706	52,005
*	Chipotle Mexican Grill Inc. Class A	75,093	51,667
	Core-Mark Holding Co. Inc.	1,336,294	48,574
	Skyline Champion Corp.	2,202,754	46,500
*	Sally Beauty Holdings Inc.	2,617,110	46,323
*	TRI Pointe Group Inc.	3,441,593	44,913
	Hanesbrands Inc.	2,411,222	43,571
*	Houghton Mifflin Harcourt Co.	6,000,350	42,783
	Advance Auto Parts Inc.	244,000	40,582
	Polaris Industries Inc.	412,660	39,780
	Domino’s Pizza Inc.	145,305	39,317
*	Ulta Beauty Inc.	110,445	38,543
*	Ollie’s Bargain Outlet Holdings Inc.	392,115	37,502
*	Lululemon Athletica Inc.	197,904	34,900
	Aaron’s Inc.	625,913	34,857
	Wingstop Inc.	421,985	31,763
*	frontdoor Inc.	895,531	31,559
	Shutterstock Inc.	732,266	29,620
	Tenneco Inc. Class A	1,300,082	28,498
*	Bright Horizons Family Solutions Inc.	183,988	23,578
*	Planet Fitness Inc. Class A	299,888	22,702
	PulteGroup Inc.	633,565	19,932
	Wolverine World Wide Inc.	504,182	18,559

1

Vanguard® Explorer Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Churchill Downs Inc.	178,523	18,004
*	ServiceMaster Global Holdings Inc.	347,990	17,062
*	Farfetch Ltd. Class A	682,859	16,921
	Bloomin’ Brands Inc.	814,026	16,272
	Brinker International Inc.	368,296	15,752
	H&R Block Inc.	564,145	15,350
*	Five Below Inc.	101,263	14,824
	American Eagle Outfitters Inc.	606,305	14,418
	BJ’s Restaurants Inc.	275,908	13,771
^,*	YETI Holdings Inc.	375,981	13,415
	Lear Corp.	88,911	12,714
*	Floor & Decor Holdings Inc. Class A	251,238	12,064
	Dine Brands Global Inc.	133,959	11,877
^,*	RH	106,696	11,386
*	Urban Outfitters Inc.	359,947	10,701
*	Canada Goose Holdings Inc.	198,649	10,606
*	Boot Barn Holdings Inc.	330,830	9,525
*	Crocs Inc.	283,068	7,883
*	SeaWorld Entertainment Inc.	248,164	6,606
	Ruth’s Hospitality Group Inc.	240,508	6,248
*	Zumiez Inc.	227,946	6,070
*	NVR Inc.	1,889	5,955
*	Chegg Inc.	155,111	5,530
	Dave & Buster’s Entertainment Inc.	94,685	5,382
	Tailored Brands Inc.	660,038	5,379
*	Helen of Troy Ltd.	33,685	4,851
	Nordstrom Inc.	117,486	4,819
	Movado Group Inc.	126,261	4,501
^,*	Fossil Group Inc.	321,676	4,204
*	Fox Factory Holding Corp.	52,361	4,063
*	Visteon Corp.	59,097	3,902
*	Conn’s Inc.	147,882	3,826
*	Sleep Number Corp.	102,459	3,566
	Jack in the Box Inc.	42,583	3,283
	Extended Stay America Inc.	176,950	3,169
	Tilly’s Inc. Class A	250,734	2,949
	Wendy’s Co.	146,444	2,725
*	MasterCraft Boat Holdings Inc.	98,669	2,441
*	Career Education Corp.	123,133	2,235
*	ZAGG Inc.	264,135	2,177
*	Malibu Boats Inc. Class A	47,885	1,993
*	Murphy USA Inc.	20,366	1,741
	Service Corp. International	34,111	1,419
			2,364,409
Consumer Staples (2.4%)
*	Performance Food Group Co.	1,760,187	72,080
*	Post Holdings Inc.	447,584	50,479
	Nu Skin Enterprises Inc. Class A	842,179	42,842
*	BJ’s Wholesale Club Holdings Inc.	1,319,594	37,410
	Casey’s General Stores Inc.	254,000	33,617
	Calavo Growers Inc.	344,459	33,003
	Sanderson Farms Inc.	216,983	32,901
^	MGP Ingredients Inc.	294,739	25,899
*	Monster Beverage Corp.	421,720	25,135
	Medifast Inc.	85,996	12,615
*	Boston Beer Co. Inc. Class A	26,671	8,268
*	Herbalife Nutrition Ltd.	89,110	4,709
	Cal-Maine Foods Inc.	93,728	3,853
^	B&G Foods Inc.	141,733	3,685
	Lancaster Colony Corp.	16,784	2,496
^	National Beverage Corp.	34,221	1,916
*	USANA Health Sciences Inc.	17,176	1,433
			392,341

2

Vanguard® Explorer Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
Energy (1.6%)
	Delek US Holdings Inc.	1,720,985	63,780
	Viper Energy Partners LP	1,652,764	55,566
*	Apergy Corp.	781,753	31,028
	Cabot Oil & Gas Corp.	876,691	22,698
	Core Laboratories NV	282,190	17,888
*	Callon Petroleum Co.	1,534,171	11,522
	Range Resources Corp.	717,792	6,489
*	RigNet Inc.	665,780	6,252
*	Parsley Energy Inc. Class A	308,875	6,165
*	ProPetro Holding Corp.	265,129	5,867
*	Denbury Resources Inc.	2,516,379	5,612
*	Carrizo Oil & Gas Inc.	436,063	5,590
*	Chesapeake Energy Corp.	1,637,247	4,764
*	Renewable Energy Group Inc.	174,925	4,219
*	CONSOL Energy Inc.	83,548	2,832
	Mammoth Energy Services Inc.	112,963	1,761
*	Cactus Inc. Class A	46,339	1,682
*	W&T Offshore Inc.	252,712	1,612
*	Abraxas Petroleum Corp.	932,093	1,286
			256,613
Financials (6.8%)
*	SVB Financial Group	404,509	101,823
	Assured Guaranty Ltd.	1,682,439	80,252
	Voya Financial Inc.	1,368,071	75,093
*	MGIC Investment Corp.	4,808,540	70,397
	Assurant Inc.	727,237	69,088
	Sterling Bancorp	3,092,926	66,250
	LPL Financial Holdings Inc.	829,762	61,477
	Nasdaq Inc.	633,599	58,418
	BOK Financial Corp.	639,153	55,696
	Synovus Financial Corp.	1,434,108	52,861
	Redwood Trust Inc.	3,113,939	50,944
*	Texas Capital Bancshares Inc.	777,048	50,298
	MarketAxess Holdings Inc.	148,121	41,227
	FirstCash Inc.	387,836	37,884
	WisdomTree Investments Inc.	4,704,035	33,869
*	Green Dot Corp. Class A	493,047	31,442
*	PRA Group Inc.	753,845	21,198
	Primerica Inc.	162,506	21,173
	MSCI Inc. Class A	79,054	17,817
	Walker & Dunlop Inc.	258,037	14,179
*	Credit Acceptance Corp.	27,913	13,851
*	Essent Group Ltd.	275,743	13,084
	Bank OZK	274,557	8,964
	Bank of NT Butterfield & Son Ltd.	221,755	8,875
	OneMain Holdings Inc.	257,573	8,750
*	Tradeweb Markets Inc. Class A	187,224	7,536
	Greenhill & Co. Inc.	298,463	6,181
	Universal Insurance Holdings Inc.	184,462	5,495
*	Enova International Inc.	195,333	5,358
^,*	Health Insurance Innovations Inc. Class A	204,252	4,763
	East West Bancorp Inc.	83,376	4,292
	First Financial Bankshares Inc.	67,514	4,153
	LegacyTexas Financial Group Inc.	81,774	3,278
*	Regional Management Corp.	104,227	2,582
	WSFS Financial Corp.	42,407	1,831
	Erie Indemnity Co. Class A	9,633	1,824
*	Blucora Inc.	37,897	1,326
			1,113,529
Health Care (17.0%)
*	ICON plc	1,219,109	166,506
*	Medidata Solutions Inc.	1,534,903	138,663
*	Insulet Corp.	1,355,608	116,921

3

Vanguard® Explorer Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Mettler-Toledo International Inc.	118,065	87,989
	Hill-Rom Holdings Inc.	697,652	70,756
*	Amedisys Inc.	520,623	66,546
^,*	Penumbra Inc.	467,974	62,942
*	LHC Group Inc.	563,500	62,610
*	Ultragenyx Pharmaceutical Inc.	935,100	61,717
*	Haemonetics Corp.	682,851	59,599
*	Integra LifeSciences Holdings Corp.	1,094,158	57,104
*	Globus Medical Inc.	1,230,133	55,467
*	Omnicell Inc.	678,700	54,540
*	Molina Healthcare Inc.	414,293	53,705
*	DexCom Inc.	438,331	53,069
*	BioMarin Pharmaceutical Inc.	601,000	51,404
*	IDEXX Laboratories Inc.	195,506	45,357
	STERIS plc	320,102	41,927
*	Veeva Systems Inc. Class A	277,441	38,806
*	Illumina Inc.	120,739	37,671
*	PRA Health Sciences Inc.	382,249	37,009
*	Avanos Medical Inc.	850,800	35,691
^,*	CRISPR Therapeutics AG	866,824	34,838
	Cooper Cos. Inc.	116,771	33,854
*	BioTelemetry Inc.	606,786	33,009
*	Pacira BioSciences Inc.	806,475	32,114
*	Seattle Genetics Inc.	445,200	30,176
*	Apellis Pharmaceuticals Inc.	1,506,526	29,844
^,*	Bluebird Bio Inc.	204,800	29,047
*	HealthEquity Inc.	411,711	27,893
^,*	Ligand Pharmaceuticals Inc.	221,161	27,833
*	Intuitive Surgical Inc.	52,697	26,909
*	Blueprint Medicines Corp.	354,000	26,766
*	Arena Pharmaceuticals Inc.	584,300	26,732
*	Syneos Health Inc.	566,029	26,564
*	Premier Inc. Class A	778,000	25,853
*	Ionis Pharmaceuticals Inc.	346,823	25,779
	ResMed Inc.	244,259	25,527
*	Cerner Corp.	376,389	25,011
*	Sangamo Therapeutics Inc.	2,121,155	24,796
*	MEDNAX Inc.	884,801	24,748
*	ABIOMED Inc.	89,190	24,742
*	Repligen Corp.	351,866	23,709
*	Hologic Inc.	493,426	22,885
*	Neogen Corp.	354,242	21,488
*	Nevro Corp.	345,339	21,311
*	Charles River Laboratories International Inc.	149,034	20,935
	Encompass Health Corp.	321,933	20,749
*	Prestige Consumer Healthcare Inc.	691,045	20,331
	Chemed Corp.	61,390	20,061
*	Cambrex Corp.	465,000	20,004
*	HMS Holdings Corp.	650,658	19,800
*	Exact Sciences Corp.	199,871	19,725
*	Align Technology Inc.	59,563	19,339
*	Catalent Inc.	425,682	19,079
*	Axogen Inc.	803,429	18,865
*	NuVasive Inc.	299,935	18,176
*	Masimo Corp.	134,541	17,510
*	Tandem Diabetes Care Inc.	276,773	16,997
*	Acadia Healthcare Co. Inc.	509,162	16,303
*	Quidel Corp.	248,548	15,892
	Bruker Corp.	405,702	15,660
*	Medpace Holdings Inc.	261,944	14,713
*	Genomic Health Inc.	228,438	14,695
*	Tivity Health Inc.	620,061	13,406
*	Spectrum Pharmaceuticals Inc.	1,405,288	13,168
*	Tenet Healthcare Corp.	590,174	12,925

4

Vanguard® Explorer Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Endo International plc	1,678,406	12,588
*	Enanta Pharmaceuticals Inc.	141,496	12,337
*	Exelixis Inc.	626,731	12,322
*	Heron Therapeutics Inc.	542,850	11,769
*	Array BioPharma Inc.	514,031	11,622
*	Immunomedics Inc.	716,202	11,474
	Ensign Group Inc.	198,815	10,243
*	Agios Pharmaceuticals Inc.	182,540	10,208
*	Revance Therapeutics Inc.	758,059	10,037
*	Alkermes plc	327,679	9,935
*	Neurocrine Biosciences Inc.	130,548	9,431
*	Ironwood Pharmaceuticals Inc. Class A	790,154	9,395
*	Inogen Inc.	95,841	8,367
*	Integer Holdings Corp.	120,909	8,354
*	FibroGen Inc.	174,297	8,145
*	Acorda Therapeutics Inc.	775,332	8,102
^,*	DBV Technologies SA ADR	822,868	8,023
*	MacroGenics Inc.	457,484	7,672
*	Horizon Pharma plc	296,804	7,577
*	STAAR Surgical Co.	232,229	7,543
*	Halozyme Therapeutics Inc.	432,814	6,981
*,2	Endologix Inc.	1,055,952	6,779
^,*	Viking Therapeutics Inc.	855,394	6,698
*	Vericel Corp.	375,017	6,372
^,*	Arrowhead Pharmaceuticals Inc.	343,070	6,168
*	CareDx Inc.	218,998	5,959
	LeMaitre Vascular Inc.	205,549	5,936
*	Vanda Pharmaceuticals Inc.	325,884	5,309
*	Biohaven Pharmaceutical Holding Co. Ltd.	82,245	4,922
*	Cytokinetics Inc.	492,604	4,345
	US Physical Therapy Inc.	36,182	4,215
*	Natera Inc.	212,772	4,066
*	ICU Medical Inc.	16,812	3,825
*	Assertio Therapeutics Inc.	879,479	3,667
*	BioCryst Pharmaceuticals Inc.	479,097	3,560
*	ArQule Inc.	571,750	3,413
*	Precision BioSciences Inc.	259,398	3,372
*	Myriad Genetics Inc.	104,334	3,284
*	REGENXBIO Inc.	60,749	3,062
*	Veracyte Inc.	130,749	2,990
*	Invitae Corp.	125,215	2,958
*	Voyager Therapeutics Inc.	138,543	2,923
*	Alder Biopharmaceuticals Inc.	169,215	2,300
*	Fluidigm Corp.	149,920	2,060
*	ImmunoGen Inc.	823,076	1,967
^,*	Novavax Inc.	3,436,934	1,826
*	Amphastar Pharmaceuticals Inc.	80,651	1,741
*	Orthofix Medical Inc.	30,521	1,672
*	Zogenix Inc.	39,118	1,525
*	CytomX Therapeutics Inc.	153,833	1,463
	Luminex Corp.	61,241	1,397
*	Innoviva Inc.	97,824	1,372
^,*	Esperion Therapeutics Inc.	27,625	1,191
*	Cyclerion Therapeutics Inc.	62,324	949
*	Arbutus Biopharma Corp.	208,999	562
			2,791,733
Industrials (18.5%)
*	TriNet Group Inc.	2,111,372	131,623
*	Kirby Corp.	1,460,819	119,378
*	Sensata Technologies Holding plc	2,042,981	102,026
	John Bean Technologies Corp.	902,928	99,132
*	Copart Inc.	1,448,000	97,479
	Woodward Inc.	843,227	91,827
*	AerCap Holdings NV	1,690,556	83,919

5

Vanguard® Explorer Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Trex Co. Inc.	1,117,670	77,421
	HEICO Corp. Class A	844,543	75,528
	Fortune Brands Home & Security Inc.	1,340,700	70,762
*	Chart Industries Inc.	787,871	69,545
	AGCO Corp.	960,474	67,982
	IDEX Corp.	430,849	67,497
	MSC Industrial Direct Co. Inc. Class A	791,057	66,172
	Advanced Drainage Systems Inc.	2,351,655	65,964
*	Middleby Corp.	444,826	58,775
	BWX Technologies Inc.	1,121,602	57,314
*	Clean Harbors Inc.	742,913	56,461
	EnerSys	799,100	55,290
	GATX Corp.	713,857	55,060
	TransUnion	775,115	53,987
	Actuant Corp. Class A	2,045,019	52,312
	Kennametal Inc.	1,241,477	50,528
*	Spirit Airlines Inc.	918,081	49,925
	Watts Water Technologies Inc. Class A	553,518	47,376
*	CoStar Group Inc.	91,243	45,279
*	United Rentals Inc.	316,000	44,531
*	SPX FLOW Inc.	1,202,684	43,224
*	Teledyne Technologies Inc.	172,000	42,744
*	Proto Labs Inc.	371,544	40,792
	Verisk Analytics Inc. Class A	268,691	37,923
*	Rexnord Corp.	1,240,885	35,489
^,*	XPO Logistics Inc.	510,825	34,777
	ABM Industries Inc.	851,250	32,322
*	RBC Bearings Inc.	230,314	31,680
*	Masonite International Corp.	615,000	31,666
	Tennant Co.	451,345	29,960
*	MRC Global Inc.	1,721,000	29,825
*	Mercury Systems Inc.	380,292	27,769
	Heartland Express Inc.	1,392,849	27,411
	Harris Corp.	155,695	26,235
	Spirit AeroSystems Holdings Inc. Class A	282,431	24,543
	Allegion plc	242,713	24,084
	Lennox International Inc.	88,248	23,955
	Robert Half International Inc.	357,403	22,191
*	SiteOne Landscape Supply Inc.	322,645	21,714
*	Axon Enterprise Inc.	333,634	21,186
	Allison Transmission Holdings Inc.	446,467	20,921
	Huntington Ingalls Industries Inc.	92,812	20,658
	Multi-Color Corp.	412,031	20,560
	Forward Air Corp.	322,576	20,426
*	Generac Holdings Inc.	330,429	18,170
	Armstrong World Industries Inc.	207,795	18,010
^,*	Kornit Digital Ltd.	592,034	17,068
	Ritchie Bros Auctioneers Inc.	481,906	16,766
*	Aerojet Rocketdyne Holdings Inc.	491,195	16,632
*	IHS Markit Ltd.	278,883	15,969
*	Cimpress NV	174,603	15,784
*	HD Supply Holdings Inc.	338,386	15,461
	Rockwell Automation Inc.	84,841	15,332
*	Beacon Roofing Supply Inc.	402,728	15,167
*	Harsco Corp.	660,790	14,960
	Matson Inc.	351,151	13,909
*	Aerovironment Inc.	195,923	13,433
*	Continental Building Products Inc.	504,823	12,949
*	Kratos Defense & Security Solutions Inc.	803,903	12,766
*	Atkore International Group Inc.	507,938	12,577
	Wabtec Corp.	168,632	12,491
*	Meritor Inc.	494,907	12,006
^,*	Bloom Energy Corp. Class A	853,500	11,625
	EMCOR Group Inc.	132,925	11,184

6

Vanguard® Explorer Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Evoqua Water Technologies Corp.	813,587	11,081
	JB Hunt Transport Services Inc.	115,890	10,949
	Korn Ferry	224,209	10,542
	ArcBest Corp.	286,167	8,745
	Hillenbrand Inc.	197,318	8,489
	Graco Inc.	156,019	7,996
*	Gardner Denver Holdings Inc.	202,670	6,840
*	TrueBlue Inc.	282,708	6,830
	KAR Auction Services Inc.	115,229	6,508
	Rush Enterprises Inc. Class A	150,068	6,364
	MSA Safety Inc.	55,290	6,077
	Comfort Systems USA Inc.	91,998	4,977
*	SP Plus Corp.	137,951	4,762
*	Vicor Corp.	122,505	4,595
	Kimball International Inc. Class B	289,346	4,531
*	Hub Group Inc. Class A	101,362	4,214
	Barrett Business Services Inc.	56,874	4,144
	Exponent Inc.	58,618	3,319
*	Herc Holdings Inc.	58,482	2,817
	Albany International Corp.	32,349	2,393
	HEICO Corp.	17,720	1,870
*	Saia Inc.	26,365	1,698
	Kaman Corp.	27,283	1,689
	Landstar System Inc.	12,704	1,384
	Werner Enterprises Inc.	40,150	1,345
	Simpson Manufacturing Co. Inc.	21,105	1,344
	Schneider National Inc. Class B	61,700	1,290
			3,034,200
Information Technology (23.5%)
*	Cadence Design Systems Inc.	2,003,188	138,981
*	Fortinet Inc.	1,412,933	131,996
*,2	Cardtronics plc Class A	3,020,697	108,020
*	Five9 Inc.	2,025,528	107,495
*	New Relic Inc.	1,016,072	106,931
*	2U Inc.	1,713,619	103,674
*	Cornerstone OnDemand Inc.	1,802,184	98,489
*	GoDaddy Inc. Class A	1,198,892	97,710
*	First Solar Inc.	1,540,510	94,788
	Teradyne Inc.	1,539,206	75,421
*	HubSpot Inc.	389,898	71,932
*	Wix.com Ltd.	525,000	70,434
*	Tableau Software Inc. Class A	573,872	69,903
	CDW Corp.	654,314	69,096
	Entegris Inc.	1,633,788	66,757
*	Euronet Worldwide Inc.	430,532	64,532
	Power Integrations Inc.	800,661	63,268
*	Arrow Electronics Inc.	725,889	61,345
	LogMeIn Inc.	743,447	61,260
*	DocuSign Inc. Class A	1,069,270	60,596
*	Trade Desk Inc. Class A	260,926	57,790
*	ON Semiconductor Corp.	2,398,277	55,304
*	ForeScout Technologies Inc.	1,295,600	54,467
*	Tower Semiconductor Ltd.	3,029,662	54,443
*	IPG Photonics Corp.	288,113	50,342
	MAXIMUS Inc.	671,660	49,468
*	ServiceNow Inc.	167,630	45,513
*	Trimble Inc.	1,106,691	45,175
	Monolithic Power Systems Inc.	289,580	45,090
*	RealPage Inc.	676,286	44,101
*	Aspen Technology Inc.	355,015	43,280
*	Cloudera Inc.	3,868,052	43,051
*	Manhattan Associates Inc.	635,844	42,888
*	Acacia Communications Inc.	736,107	42,606
*	Advanced Micro Devices Inc.	1,492,505	41,238

7

Vanguard® Explorer Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	SS&C Technologies Holdings Inc.	603,161	40,810
*	Ciena Corp.	1,048,976	40,239
*	CyberArk Software Ltd.	307,468	39,642
*	Proofpoint Inc.	306,169	38,400
	j2 Global Inc.	438,070	38,384
^,*	Ambarella Inc.	744,171	37,298
	Jack Henry & Associates Inc.	246,894	36,802
*	Inphi Corp.	748,000	34,154
*	WEX Inc.	158,841	33,404
*	Envestnet Inc.	468,792	33,280
	MKS Instruments Inc.	361,710	32,919
*	SolarWinds Corp.	1,645,106	32,162
*	Shopify Inc. Class A	128,913	31,394
	FLIR Systems Inc.	587,080	31,080
^	Microchip Technology Inc.	305,587	30,525
*	RingCentral Inc. Class A	252,947	29,435
*	Zebra Technologies Corp.	136,758	28,875
*	Semtech Corp.	535,802	28,864
*	Guidewire Software Inc.	256,681	27,336
*	Square Inc.	374,483	27,270
*	Carbonite Inc.	1,109,266	27,210
*	SVMK Inc.	1,490,924	26,688
	Switch Inc.	2,453,795	26,673
	Belden Inc.	467,612	25,976
	Booz Allen Hamilton Holding Corp. Class A	430,582	25,529
*	Silicon Laboratories Inc.	234,892	25,288
*	Gartner Inc.	156,626	24,899
	Presidio Inc.	1,598,930	24,016
*	Q2 Holdings Inc.	312,751	23,588
	Cognex Corp.	445,909	22,487
*	Tyler Technologies Inc.	95,855	22,230
*	PTC Inc.	235,300	21,288
*	Workiva Inc.	359,622	19,110
*	Qualys Inc.	210,820	19,029
*	Palo Alto Networks Inc.	74,950	18,650
*	Box Inc.	874,344	18,029
*	Twilio Inc. Class A	121,289	16,634
*	PROS Holdings Inc.	322,573	16,529
*	ANSYS Inc.	80,683	15,798
	Sabre Corp.	754,776	15,669
	Broadridge Financial Solutions Inc.	132,554	15,659
*	Atlassian Corp. plc Class A	141,476	15,584
*	FireEye Inc.	944,913	15,137
	National Instruments Corp.	308,157	14,514
*	8x8 Inc.	588,129	14,068
*	Synaptics Inc.	361,194	13,606
*	Nuance Communications Inc.	723,875	12,183
*	Zendesk Inc.	138,339	12,143
^,*	3D Systems Corp.	1,075,072	11,439
*	Appfolio Inc.	109,874	10,670
*	Unisys Corp.	856,500	9,601
*	ChannelAdvisor Corp.	815,033	9,577
*	Diodes Inc.	257,484	9,378
	Science Applications International Corp.	120,024	8,996
^,*	Elastic NV	102,738	8,789
*	Cirrus Logic Inc.	172,282	8,197
*	Fitbit Inc. Class A	1,492,180	7,879
*	Fair Isaac Corp.	27,829	7,785
*	ePlus Inc.	78,513	7,403
	TTEC Holdings Inc.	199,046	7,257
*	A10 Networks Inc.	1,026,019	6,628
*	Insight Enterprises Inc.	112,468	6,363
*	SMART Global Holdings Inc.	285,501	6,207
	Ubiquiti Networks Inc.	34,616	5,900

8

Vanguard® Explorer Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	SPS Commerce Inc.	52,494	5,446
	CSG Systems International Inc.	106,924	4,774
*	Altair Engineering Inc. Class A	117,120	4,619
*	EPAM Systems Inc.	22,312	4,002
*	Control4 Corp.	226,793	3,948
*	Nanometrics Inc.	131,027	3,903
*	Benefitfocus Inc.	89,092	3,629
*	Sykes Enterprises Inc.	128,176	3,557
*	eGain Corp.	327,727	3,274
*	Varonis Systems Inc.	45,797	3,258
*	Okta Inc.	31,024	3,227
	EVERTEC Inc.	97,199	3,043
*	Avid Technology Inc.	365,353	2,777
	Hackett Group Inc.	178,232	2,736
*	Lattice Semiconductor Corp.	210,472	2,726
*	Alarm.com Holdings Inc.	35,172	2,493
*	Virtusa Corp.	41,717	2,317
*	Bottomline Technologies DE Inc.	36,385	1,840
	Cypress Semiconductor Corp.	104,757	1,800
*	Brightcove Inc.	161,944	1,624
*	Immersion Corp.	164,180	1,551
*	ShotSpotter Inc.	28,851	1,520
*	Nutanix Inc.	32,994	1,425
^,*	SunPower Corp. Class A	178,618	1,290
			3,860,719
Materials (3.4%)
	Carpenter Technology Corp.	1,357,409	67,423
	Methanex Corp.	986,013	54,152
*	Ferro Corp.	2,681,213	47,913
	Minerals Technologies Inc.	747,130	46,897
	Orion Engineered Carbons SA	2,263,715	45,886
*	Summit Materials Inc. Class A	2,238,131	39,212
*	Alcoa Corp.	1,385,700	36,970
	Graphic Packaging Holding Co.	2,606,986	36,185
	Smurfit Kappa Group plc	1,215,089	35,640
	Avery Dennison Corp.	192,429	21,292
	Sealed Air Corp.	381,875	17,803
	Balchem Corp.	169,035	17,159
	Louisiana-Pacific Corp.	540,573	13,541
	Ferroglobe plc	5,427,600	11,669
	Chemours Co.	306,718	11,045
	Huntsman Corp.	424,399	9,439
	Greif Inc. Class A	170,352	6,732
*	Verso Corp.	294,384	6,571
	Royal Gold Inc.	71,697	6,242
	Boise Cascade Co.	216,507	5,995
	WR Grace & Co.	63,872	4,827
	Tronox Holdings plc Class A	311,284	4,402
	Compass Minerals International Inc.	63,620	3,651
	Albemarle Corp.	44,453	3,337
	Quaker Chemical Corp.	14,649	3,279
*	AdvanSix Inc.	62,029	1,875
			559,137
Other (1.5%)
^,3	Vanguard Small-Cap ETF	1,585,997	251,032

Real Estate (3.1%)
*	SBA Communications Corp. Class A	452,316	92,150
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,521,363	67,043
	Jones Lang LaSalle Inc.	406,000	62,756
	Douglas Emmett Inc.	1,420,811	58,523
	Xenia Hotels & Resorts Inc.	2,460,197	53,263
	Life Storage Inc.	549,035	52,318
	PS Business Parks Inc.	314,712	48,346

9

Vanguard® Explorer Fund

Schedule of Investments

April 30, 2019

	Shares	Market Value ($000)
^ Omega Healthcare Investors Inc.	380,877	13,479
National Health Investors Inc.	153,014	11,542
National Storage Affiliates Trust	362,755	10,614
Gaming and Leisure Properties Inc.	187,771	7,582
Tanger Factory Outlet Centers Inc.	376,707	6,803
Lamar Advertising Co. Class A	49,791	4,116
Ryman Hospitality Properties Inc.	48,895	3,892
EastGroup Properties Inc.	27,378	3,130
RMR Group Inc. Class A	52,842	3,057
Taubman Centers Inc.	40,003	1,972
Essential Properties Realty Trust Inc.	78,375	1,621
Colony Capital Inc.	214,301	1,102
		503,309
Utilities (0.5%)
Pattern Energy Group Inc. Class A	2,908,695	67,249
NRG Energy Inc.	272,633	11,224
		78,473
Total Common Stocks (Cost $11,978,045)		15,747,263

		Coupon
Temporary Cash Investments (5.6%)[1]
Money Market Fund (5.2%)
4,5	Vanguard Market Liquidity Fund	2.545%		8,436,764	843,761

			Maturity Date	Face Amount ($000)
Repurchase Agreement (0.3%)
	Deutsche Bank Securities, Inc.(Dated 04/30/19, Repurchase Value $56,004,000 collateralized by U.S. Treasury Note/Bond, 2.000%, 02/15/25, with a value of $57,120,000)	2.720%	5/1/19	56,000	56,000

U.S. Government and Agency Obligations (0.1%)
6	United States Treasury Bill	2.479%	5/9/19	15,000	14,992
6	United States Treasury Bill	2.497%	5/23/19	500	499
6	United States Treasury Bill	2.392%	7/5/19	500	498
					15,989
Total Temporary Cash Investments (Cost $915,674)					915,750
Total Investments (101.6%) (Cost $12,893,719)					16,663,013
Other Assets and Liabilities—Net (-1.6%)[5,6]					(263,800)
Net Assets (100%)					16,399,213

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $238,939,000.
*	Non-income-producing security.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 98.2% and 3.4%, respectively, of net assets.

2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Includes $247,991,000 of collateral received for securities on loan, of which $244,909,000 is held in Vanguard Market Liquidity Fund and $3,082,000 is held in cash.
6	Securities with a value of $15,989,000 and cash of $344,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

10

This page intentionally left blank.

11

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA242 062019

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)         Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD EXPLORER FUND

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  June 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUND

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 18, 2019

VANGUARD EXPLORER FUND

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 18, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216, Incorporated by Reference.